Associates and Joint Ventures - Narrative (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions						7 Months Ended	12 Months Ended							31 Months Ended
	Jun. 30, 2023	Jul. 29, 2022	Jan. 12, 2022 EUR (€)	Jan. 12, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£)	May 24, 2022	Jan. 11, 2022
Disclosure Of Joint Ventures And Associates [Line Items]
Gains (losses) on remeasurements of defined benefit plans							€ (31)			€ 70		€ 487
Valuation assumption, discount rate (in percentage)							7.50%	7.50%	7.50%	7.30%	7.30%	6.90%	6.90%
Valuation assumption, perpetuity growth rate (in percentage)	0.40%						1.00%	1.00%	1.00%
Goodwill impairment (Note 7)							€ 58			€ 0		€ 416
Goodwill							€ 18,708			18,471				€ 18,708
Valuation assumption, weighted average cost of capital, increase (decrease)							0.50%							0.50%
Valuation assumption, perpetuity growth rate, increase (decrease)							(0.25%)							(0.25%)
Valuation assumption, weighted average cost of capital, impairment of goodwill							€ 1,401
Valuation assumption, perpetuity growth rate, decrease, impairment of goodwill							€ 577
Valuation assumption, increase (decrease) in EBITDA margin							1.00%							1.00%
valuation assumption, decrease in EBITDA margin, impairment of goodwill							€ 566
Valuation assumption, increase (decrease) in long term investment ratio							0.50%							0.50%
Valuation assumption, increase in long term investment ratio, impairment of goodwill							€ 283
Investments in joint ventures accounted for using equity method							8,265			11,275				€ 8,265
Revenues							€ 40,652			39,993		39,277
Forecast | Minimum
Disclosure Of Joint Ventures And Associates [Line Items]
Valuation assumption, revenue growth rate (in percentage)														0.00%
Valuation assumption, EBITDA margin (in percentage)							33.00%	33.00%	33.00%					36.00%
Valuation assumption, long-term capital expenditure ratio (in percentage)							12.00%	12.00%	12.00%					16.00%
Forecast | Maximum
Disclosure Of Joint Ventures And Associates [Line Items]
Valuation assumption, revenue growth rate (in percentage)														3.00%
Valuation assumption, EBITDA margin (in percentage)							41.00%	41.00%	41.00%					40.00%
Valuation assumption, long-term capital expenditure ratio (in percentage)							15.00%	15.00%	15.00%					22.00%
VMO2
Disclosure Of Joint Ventures And Associates [Line Items]
Dividends received from joint ventures, classified as investing activities							€ 1,154	£ 1,000		909	£ 800	187	£ 161
Proportion of ownership interest in joint venture (as a percent)					50.00%	50.00%	50.00%	50.00%	50.00%
Goodwill impairment (Note 7)						€ 0	€ 3,572	£ 3,107		0
Goodwill							20,427			23,508				€ 20,427	£ 20,857
Investments in joint ventures accounted for using equity method							7,774			10,779				7,774
Revenues						€ 7,223	12,547			12,155
Nabiax
Disclosure Of Joint Ventures And Associates [Line Items]
Dividends received from joint ventures, classified as investing activities							€ 54
Opal Jvco Limited (nexfibre)
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)		50.00%					25.00%	25.00%	25.00%
Investments in joint ventures accounted for using equity method							€ 55			55				55
Tesco Mobile Ltd.
Disclosure Of Joint Ventures And Associates [Line Items]
Revenues												98
InfraCo, SpA
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)							40.00%	40.00%	40.00%
Expenses from operations with associates and joint ventures							€ 144			121		50
Onnet Fibra Colombia S.A.S.
Disclosure Of Joint Ventures And Associates [Line Items]
Revenue from operations with associates and joint ventures							€ 140			97
Telefonica Renting, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)							50.00%	50.00%	50.00%
Revenue from operations with associates and joint ventures							€ 243
Alamo HoldCo S.L.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)							40.00%	40.00%	40.00%
Revenue from operations with associates and joint ventures							€ 63			88		€ 52
Expenses from operations with associates and joint ventures							€ 60			39
Telefónica Chile, S.A. | HoldCo infraCo SpA
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)							40.00%	40.00%	40.00%
Telefonica Colombia | KKR Alameda Aggregator L.P.
Disclosure Of Joint Ventures And Associates [Line Items]
Consideration received			€ 165	$ 187
InfraVia Capital Partners | Opal Jvco Limited (nexfibre)
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)		50.00%
Colombia Telecomunicaciones, S.A., ESP | Alamo HoldCo S.L. and Onnet Fibra Colombia SAS | Loans and receivables
Disclosure Of Joint Ventures And Associates [Line Items]
Long-term credits to associates and joint ventures							€ 112			82				112
Colombia Telecomunicaciones, S.A., ESP | Alamo HoldCo S.L. and Onnet Fibra Colombia SAS | Trade receivables
Disclosure Of Joint Ventures And Associates [Line Items]
Long-term credits to associates and joint ventures							29			59				29
Colombia Telecomunicaciones, S.A., ESP | Onnet Fibra Colombia S.A.S.
Disclosure Of Joint Ventures And Associates [Line Items]
Long-term contractual liabilities to associates and joint ventures							44			€ 82				44
Telefónica Chile, S.A. Local and international long distance telephony services provider | InfraCo, SpA
Disclosure Of Joint Ventures And Associates [Line Items]
Long-term credits to associates and joint ventures							121							121
Proportion of ownership interest in joint venture, disposal					0.40	0.40				0.40		0.40	0.40		0.40
Telefónica Chile, S.A. Local and international long distance telephony services provider | InfraCo, SpA | Loans and receivables
Disclosure Of Joint Ventures And Associates [Line Items]
Long-term credits to associates and joint ventures							75			€ 75				75
Telefónica Chile, S.A. Local and international long distance telephony services provider | InfraCo, SpA | Indefinite Term Loans
Disclosure Of Joint Ventures And Associates [Line Items]
Long-term credits to associates and joint ventures							46							€ 46
Telefónica, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Revenues							40,652			39,993		€ 39,277
Telefónica, S.A. | VMO2
Disclosure Of Joint Ventures And Associates [Line Items]
Goodwill impairment (Note 7)							1,786
Unsere Grüne Glasfaser
Disclosure Of Joint Ventures And Associates [Line Items]
Additions							73			50
Unsere Grüne Glasfaser | Derivative instruments
Disclosure Of Joint Ventures And Associates [Line Items]
Gains (losses) on exchange differences on translation of foreign operations, net of tax							30			69
Nexfibre
Disclosure Of Joint Ventures And Associates [Line Items]
Additions							33
HoldCo infraCo SpA | Telefónica Chile, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Additions							73		$ 70,960
VMO2
Disclosure Of Joint Ventures And Associates [Line Items]
Gains (losses) on exchange differences on translation of foreign operations, net of tax							219			627
Gains (losses) on remeasurements of defined benefit plans							€ 41			106
Alamo HoldCo S.L. | Telefonica Colombia | KKR Alameda Aggregator L.P.
Disclosure Of Joint Ventures And Associates [Line Items]
Consideration received			€ 28
Proportion of share capital acquired (as a percent)																	40.00%
Gains (losses) on disposals of property, plant and equipment										162
Daytona Midco SL. | Telefonica Indra, S.L.
Disclosure Of Joint Ventures And Associates [Line Items]
Additions										€ 41
Daytona Midco SL. | Telefonica Indra, S.L. | Asterion Industrial Partners SGEIC
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of share capital acquired (as a percent)																20.00%